Income tax expense (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax expense
Current income tax expense	¥ 1,039,920	¥ 2,821,301	¥ 2,481,585
Deferred income tax (Note 30)	(2,969,675)	(658,128)	(470,330)
Total	¥ (1,929,755)	¥ 2,163,173	¥ 2,011,255